N-2 - USD ($)	Sep. 09, 2025	Sep. 04, 2025
Cover [Abstract]
Entity Central Index Key		0001572694
Amendment Flag		false
Securities Act File Number		814-00998
Document Type		8-K
Entity Registrant Name		GOLDMAN SACHS BDC, INC.
Entity Address, Address Line One		200 West Street
Entity Address, City or Town		New York
Entity Address, State or Province		NY
Entity Address, Postal Zip Code		10282
City Area Code		312
Local Phone Number		655-4419
Entity Emerging Growth Company		false
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt [Table Text Block]	On September 9, 2025, the Company and Computershare Trust Company, National Association (as successor to Wells Fargo Bank, National Association, the “Trustee”), entered into the Fourth Supplemental Indenture, dated September 9, 2025, between the Company and the Trustee (the “Fourth Supplemental Indenture”), which supplements that certain Base Indenture, dated February 10, 2020, between the Company and the Trustee (as may be further amended, supplemented or otherwise modified from time to time, the “Base Indenture” and, together with the Fourth Supplemental Indenture, the “Indenture”). The Fourth Supplemental Indenture relates to the Company’s issuance of $400,000,000 aggregate principal amount of its 5.650% notes due 2030 (the “Notes”).	On September 4, 2025, Goldman Sachs BDC, Inc. (the “Company”) entered into an underwriting agreement (the “Underwriting Agreement”) by and among the Company, Goldman Sachs Asset Management, L.P. and BofA Securities, Inc., as representative of the several underwriters named in Schedule A thereto (collectively, the “Underwriters”), in connection with the issuance and sale of $400,000,000 aggregate principal amount of the Company’s 5.650% notes due 2030 (the “Offering”).
Long Term Debt, Principal	$ 400,000,000	$ 400,000,000
Long Term Debt, Structuring [Text Block]	The Notes will mature on September 9, 2030 and may be redeemed in whole or in part at the Company’s option at any time or from time to time at the redemption prices set forth in the Indenture. The Notes bear interest at a rate of 5.650% per year payable semi-annually on March 9 and September 9 of each year, commencing on March 9, 2026. The Notes are general unsecured obligations of the Company that rank senior in right of payment to all of the Company’s future indebtedness or other obligations that are expressly subordinated, or junior, in right of payment to the Notes, rank pari passu
, or equal, in right of payment with all of the Company’s existing and future indebtedness or other obligations that are not so subordinated, or junior, rank effectively subordinated, or junior, to any of the Company’s secured indebtedness or other obligations (including unsecured indebtedness that the Company later secures) to the extent of the value of the assets securing such indebtedness, and rank structurally subordinated, or junior, to all future indebtedness and other obligations (including trade payables) incurred by the Company’s subsidiaries or financing vehicles that are subsidiaries of the Company.
Long Term Debt, Dividends and Covenants [Text Block]	The Indenture contains certain covenants, including covenants requiring the Company to comply with the asset coverage requirements of Section 18(a)(1)(A) as modified by Section 61(a) of the Investment Company Act of 1940, as amended, whether or not it is subject to those requirements, and to provide financial information to the holders of the Notes and the Trustee if the Company is no longer subject to the reporting requirements under the Securities Exchange Act of 1934, as amended. These covenants are subject to important limitations and exceptions that are described in the Indenture.